UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Abrams Bison Investments, L.L.C.

Address:  4800 Hampden Lane, Suite 1050
          Bethesda, MD 20814


13F File Number: 028- 11161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gavin M. Abrams
Title:    Managing Member
Phone:    (301) 657 5925


Signature, Place and Date of Signing:

/s/ Gavin M. Abrams             Bethesda, Maryland          February 14, 2007
-----------------------     --------------------------    ---------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  417,114
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number               Name

1.        028-11159                          Abrams Bison Partners, L.P.


FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7        COLUMN 8


                                 TITLE                   VALUE    SHRS OR   SH/ PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS    CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION      MGRS   SOLE  SHARED     NONE
--------------                   --------    -----       -------- -------   --- ----   ----------      ----   ----  ------     ----
ARAMARK CORP                     CL B        038521100   19,036     569,100 SH         SHARED-DEFINED  1              569,100
AUTOZONE INC                     COM         053332102   45,854     396,800 SH         SHARED-DEFINED  1              396,800
BED BATH & BEYOND INC            COM         075896100   70,782   1,857,785 SH         SHARED-DEFINED  1            1,857,785
CBS CORP NEW                     CL B        124857202   32,670   1,047,800 SH         SHARED-DEFINED  1            1,047,800
GOLD KIST INC                    COM         380614107   17,384     827,000 SH         SHARED-DEFINED  1              827,000
HASBRO INC                       COM         418056107   62,942   2,309,800 SH         SHARED-DEFINED  1            2,309,800
HEIDRICK & STRUGGLES INTL IN     COM         422819102   38,770     915,259 SH         SHARED-DEFINED  1              915,259
MICROSOFT CORP                   COM         594918104   14,930     500,000 SH         SHARED-DEFINED  1              500,000
NVR INC                          COM         62944T105   44,983      69,741 SH         SHARED-DEFINED  1               69,741
PIONEER NAT RES CO               COM         723787107   28,807     725,800 SH         SHARED-DEFINED  1              725,800
RENAISSANCERE HOLDINGS LTD       COM         G7496G103   40,956     682,600 SH         SHARED-DEFINED  1              682,600



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